Pensions and other post-employment benefits - Summary of Movement in Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	£ (13,117)	£ (14,385)
Exchange adjustments	11	14	£ 44
Service cost	(92)	(97)	(96)
Past service cost	(3)	(18)	(3)
Interest income	4	(25)	(45)
Settlements and curtailments	0	2	6
Defined benefit obligation, at present value at the end of the period	(12,845)	(13,117)	(14,385)
Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(13,117)	(14,385)
Defined benefit obligation, at present value at the end of the period	(12,845)	(13,117)	(14,385)
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(863)	(943)
Remeasurement	(15)	50	(40)
Defined benefit obligation, at present value at the end of the period	(801)	(863)	(943)
Present value of defined benefit obligation | Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(13,117)	(14,385)	(14,500)
Exchange adjustments	107	93	253
Service cost	(92)	(97)	(96)
Past service cost	(3)	(18)	(3)
Interest income	(641)	(612)	(646)
Settlements and curtailments	0	3	4
Remeasurement	50	1,003	(269)
Scheme participants’ contributions	(12)	(11)	(11)
Benefits paid	863	907	883
Defined benefit obligation, at present value at the end of the period	(12,845)	(13,117)	(14,385)
Present value of defined benefit obligation | Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(863)	(943)	(994)
Exchange adjustments	50	(7)	53
Service cost	(17)	(14)	(13)
Past service cost	(2)	0	0
Interest income	(41)	(43)	(47)
Settlements and curtailments	0	0	0
Remeasurement	(15)	50	(40)
Scheme participants’ contributions	(18)	(18)	(18)
Benefits paid	105	112	116
Defined benefit obligation, at present value at the end of the period	(801)	(863)	(943)
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(8,241)	(9,222)
Defined benefit obligation, at present value at the end of the period	(8,130)	(8,241)	(9,222)
UK | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(8,241)	(9,222)	(9,117)
Exchange adjustments	0	0	0
Service cost	0	0	0
Past service cost	(2)	(18)	(3)
Interest income	(439)	(411)	(425)
Settlements and curtailments	0	0	0
Remeasurement	11	876	(189)
Scheme participants’ contributions	0	0	0
Benefits paid	541	534	512
Defined benefit obligation, at present value at the end of the period	(8,130)	(8,241)	(9,222)
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,596)	(2,757)
Defined benefit obligation, at present value at the end of the period	(2,391)	(2,596)	(2,757)
US | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,596)	(2,757)	(3,031)
Exchange adjustments	178	(40)	166
Service cost	(3)	(3)	(5)
Past service cost	(1)	0	0
Interest income	(128)	(128)	(145)
Settlements and curtailments	0	0	0
Remeasurement	(62)	60	(40)
Scheme participants’ contributions	0	0	0
Benefits paid	221	272	298
Defined benefit obligation, at present value at the end of the period	(2,391)	(2,596)	(2,757)
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,280)	(2,406)
Defined benefit obligation, at present value at the end of the period	(2,324)	(2,280)	(2,406)
Rest of World | Present value of defined benefit obligation
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit obligation, at present value at the beginning of the period	(2,280)	(2,406)	(2,352)
Exchange adjustments	(71)	133	87
Service cost	(89)	(94)	(91)
Past service cost	0	0	0
Interest income	(74)	(73)	(76)
Settlements and curtailments	0	3	4
Remeasurement	101	67	(40)
Scheme participants’ contributions	(12)	(11)	(11)
Benefits paid	101	101	73
Defined benefit obligation, at present value at the end of the period	£ (2,324)	£ (2,280)	£ (2,406)